Intangible assets - Detail of Intangible Assets - Goodwill (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	€ 12,595,000,000	€ 12,595,000,000		€ 24,246,000,000
Impairment loss recognised in profit or loss, goodwill		10,100,000,000	€ 0
Decrease through exchange differences		1,897,000,000
Banco Santander (Brasil)
Disclosure of information for cash-generating units [line items]
Goodwill	3,216,000,000	3,216,000,000		4,388,000,000
SAM Investment Holdings Limited
Disclosure of information for cash-generating units [line items]
Goodwill	1,444,000,000	1,444,000,000		1,173,000,000
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,236,000,000	1,236,000,000		1,236,000,000
Santander Bank Polska
Disclosure of information for cash-generating units [line items]
Goodwill	1,133,000,000	1,133,000,000		2,427,000,000
Impairment loss recognised in profit or loss, goodwill		1,192,000,000
Santander Portugal
Disclosure of information for cash-generating units [line items]
Goodwill	1,040,000,000	1,040,000,000		1,040,000,000
Santander España
Disclosure of information for cash-generating units [line items]
Goodwill	1,027,000,000	1,027,000,000		1,027,000,000
Santander Consumer USA
Disclosure of information for cash-generating units [line items]
Goodwill	986,000,000	986,000,000		2,143,000,000
Impairment loss recognised in profit or loss, goodwill		1,153,000,000
Santander Bank, National Association
Disclosure of information for cash-generating units [line items]
Goodwill	647,000,000	647,000,000		1,828,000,000
Impairment loss recognised in profit or loss, goodwill		1,177,000,000
Santander UK
Disclosure of information for cash-generating units [line items]
Goodwill	584,000,000	584,000,000		7,147,000,000
Impairment loss recognised in profit or loss, goodwill		6,101,000,000
Banco Santander Chile
Disclosure of information for cash-generating units [line items]
Goodwill	540,000,000	540,000,000		589,000,000
Grupo Financiero Santander (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	426,000,000	426,000,000		460,000,000
Santander Consumer Nordics
Disclosure of information for cash-generating units [line items]
Goodwill	210,000,000	210,000,000		496,000,000
Impairment loss recognised in profit or loss, goodwill		277,000,000
Other entities
Disclosure of information for cash-generating units [line items]
Goodwill	106,000,000	€ 106,000,000		€ 292,000,000
Santander UK, Santander Bank Polska, Santander Consumer USA, Santander Bank, National Association and Santander Consumer Nordics
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	€ 10,100,000,000